INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of components of earnings (loss) before income taxes
The components of earnings (loss) before income taxes consist of the following:

	2014	2013	2012
Continuing operations:
Canadian	$3,604	$6,497	$24,802
Foreign	(21,734)	(20,436)	(43,878)
	(18,130)	(13,939)	(19,076)
Discontinued operations:
Canadian	—	80,395	15,617
Foreign	—	14,488	17,428
	—	94,883	33,045
Earnings (loss) before income taxes	$(18,130)	$80,944	$13,969

Schedule of income tax expense (recovery)
he income tax expense (recovery) consists of:

	2014	2013	2012
Canadian:
Current	$(1,165)	$64	$(106)
Deferred	(2,510)	10,614	(14,268)
	(3,675)	10,678	(14,374)
Foreign:
Current	$2,630	$9,646	$219
Deferred	(232)	5,582	925
	2,398	15,228	1,144
Total:
Current	$1,465	$9,710	$113
Deferred	(2,742)	16,196	(13,343)
	$(1,277)	$25,906	$(13,230)

Schedule of classification of income tax expense (recovery)

Classification:
Income tax expense (recovery) — continuing operations	$(1,277)	$1,611	$(14,874)
Income tax expense — discontinued operations	—	24,295	1,644
	$(1,277)	$25,906	$(13,230)

Schedule of reconciliation of income taxes calculated at the statutory rate to the actual income tax provision
The reconciliation of income taxes calculated at the statutory rate to the actual income tax provision for the years ended December 31 was as follows:

	2014	2013	2012
Income tax expense (recovery) at Canadian statutory income tax rates	$(4,733)	$20,872	$3,499
Increase (decrease) in income taxes for:
Permanent and other differences	(227)	(2,339)	(5,279)
Change in statutory/foreign tax rates	(2,930)	(1,210)	(2,762)
Change in valuation allowance	5,051	8,875	(10,358)
Stock-based compensation expense	1,385	(150)	1,603
Adjustment to prior years	177	(142)	67
Income tax expense (recovery)	$(1,277)	$25,906	$(13,230)

Schedule of tax effects of temporary differences that give rise to significant future tax assets and future tax liabilities
The tax effects of temporary differences that give rise to significant deferred tax assets and deferred tax liabilities were as follows at December 31:

	2014	2013
Deferred income tax assets
Property and equipment	$3,014	$3,664
Non capital loss carry-forwards	74,269	76,780
Capital loss carry-forwards	4,778	2,416
Scientific research and development expenses and credits	23,250	28,081
Reserves and other	12,086	14,201
Acquired Intangibles	1,629	1,178
	119,026	126,320

Valuation allowance	110,802	116,880
	$8,224	$9,440

	2014	2013
Classification:
Assets
Current	$4,779	$2,391
Non-current	3,898	7,176
Liabilities
Non-current	(453)	(127)
	$8,224	$9,440

Schedule of reconciliation of the total amounts of unrecognized tax benefits
Below is a reconciliation of the total amounts of unrecognized tax benefits for the years ended December 31:

	2014	2013
Unrecognized tax benefits, beginning of year	$8,304	$8,227
Increases — tax positions taken in prior periods	61	252
Increases — tax positions taken in current period	15	138
Settlements and lapse of statute of limitations	(2,467)	(313)
Unrecognized tax benefits, end of year	$5,913	$8,304